Fair Value of Assets and Liabilities - Change in level 3 assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains (losses) included in net income for Level 3 assets and liabilities:
Fair value assets measured on recurring basis, change in unrealized gain (loss) included in earnings	$ 36	$ 10	$ (23)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	58	0	5
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	94	10	(18)
Realized capital gains (losses)
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date	36	(8)	(36)
Net investment income
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date		19	13
Interest credited to contractholder funds
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date	63	(10)	(4)
Life and annuity contract benefits
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date	(5)	9	9
Contractholder funds: Derivatives embedded in life and annuity contracts
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	58	0	5
Municipal
Gains (losses) included in net income for Level 3 assets and liabilities:
Fair value assets measured on recurring basis, change in unrealized gain (loss) included in earnings	0	(3)	2
Corporate
Gains (losses) included in net income for Level 3 assets and liabilities:
Fair value assets measured on recurring basis, change in unrealized gain (loss) included in earnings	0	1	2
Fixed income securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Fair value assets measured on recurring basis, change in unrealized gain (loss) included in earnings	0	(2)	4
Equity securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Fair value assets measured on recurring basis, change in unrealized gain (loss) included in earnings	36	13	(32)
Free-standing derivatives, net
Gains (losses) included in net income for Level 3 assets and liabilities:
Fair value assets measured on recurring basis, change in unrealized gain (loss) included in earnings	0	0	5
Other assets
Gains (losses) included in net income for Level 3 assets and liabilities:
Fair value assets measured on recurring basis, change in unrealized gain (loss) included in earnings	$ 0	$ (1)	$ 0